Discontinued Operations - Income Statement (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
(Loss) income from discontinued operations before income tax expense	$ (12,249)	$ (2,310)	$ 2,675	$ 7,169	$ (11,694)	$ (900)	$ 1,575	$ 10,596		$ (4,715)	$ (423)	$ (24,071)
Mid-Continental
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues										11,495	429,784	967,480
Costs of sales										11,687	426,886	961,428
Direct operating expenses										203	2,269	2,866
Depreciation, amortization and accretion										211	2,281	2,258
(Gain) loss on sale of assets, net										(114)	119	229
Loss on impairment of goodwill and assets held for sale										0	(12,909)	0
Total expenses										11,987	444,464	966,781
Operating (loss) income										(492)	(14,680)	699
Other income (expense)										(47)	(271)	(366)
(Loss) income from discontinued operations before income tax expense										(539)	(14,951)	333
Income tax expense										0	0	0
Net (loss) income from discontinued operations										(539)	(14,951)	333
Bakken Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues												7,865
Loss on impairment of goodwill and assets held for sale									$ (2,000)
(Loss) income from discontinued operations before income tax expense												(9,608)
Blackwater
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues											74	474
(Loss) income from discontinued operations before income tax expense											(80)	(611)
Discontinued Operations, Disposed of by Sale [Member] | Propane Marketing Services
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues										137,896	163,583	181,843
Costs of sales										49,672	62,621	116,924
Direct operating expenses										51,828	55,751	51,495
Corporate expenses										9,992	12,508	12,279
Depreciation, amortization and accretion										15,936	17,261	14,709
(Gain) loss on sale of assets, net										2,182	1,060	993
Loss on impairment of goodwill and assets held for sale										(12,802)	0	0
Total expenses										142,412	149,201	196,400
Operating (loss) income										(4,516)	14,382	(14,557)
Interest expense										(36)	(43)	(61)
Other income (expense)										374	272	434
(Loss) income from discontinued operations before income tax expense										(4,178)	14,611	(14,184)
Income tax expense										2	(3)	(1)
Net (loss) income from discontinued operations										$ (4,176)	$ 14,608	$ (14,185)